Quarterly Holdings Report
for

Fidelity® Government Income Fund

May 31, 2021

GOV-QTLY-0721
1.800338.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 72.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.2%
Federal Farm Credit Bank 0.375% 4/8/22	109,000	109,297
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$3,107
5.375% 4/1/56	2,737	4,205
		116,609
U.S. Treasury Obligations - 67.0%
U.S. Treasury Bonds:
2.375% 5/15/51	185,049	188,634
2.5% 2/15/45 (a)(b)(c)	141,861	147,796
2.875% 5/15/49	4,458	5,027
3% 2/15/49	95,774	109,938
4.75% 2/15/37 (a)(b)(c)	55,003	76,207
U.S. Treasury Notes:
0.125% 5/31/22	143,354	143,421
0.125% 6/30/22	65,019	65,042
0.125% 7/31/22	96,300	96,349
0.125% 10/31/22	38,100	38,110
0.125% 8/15/23	21,813	21,789
0.25% 5/15/24	4,258	4,251
0.25% 7/31/25	34,133	33,632
0.25% 9/30/25	870	855
0.25% 10/31/25	17,700	17,371
0.375% 4/30/25	236,870	235,297
1.125% 2/28/22	18,000	18,145
1.125% 2/15/31 (d)	67,580	64,697
1.25% 4/30/28	235,548	235,473
1.25% 5/31/28	205,397	205,269
1.375% 1/31/22	154,000	155,348
1.5% 9/30/21	4,347	4,368
1.5% 9/30/24	13,631	14,130
1.5% 10/31/24	24,300	25,189
1.5% 1/31/27	26,630	27,408
1.625% 11/15/22	12,773	13,053
1.625% 9/30/26	1,028	1,067
1.625% 5/15/31	69,244	69,374
1.75% 7/31/21	17,823	17,874
1.75% 7/31/24	1,720	1,796
1.875% 7/31/22	37,445	38,225
2% 8/15/25	9,743	10,304
2.125% 3/31/24	88,361	92,969
2.125% 7/31/24	59,641	62,958
2.125% 5/15/25	11,929	12,662
2.25% 7/31/21	5,589	5,610
2.25% 4/30/24	2,843	3,004
2.25% 12/31/24	6,135	6,526
2.25% 3/31/26	928	994
2.5% 1/15/22	25,813	26,204
2.5% 2/28/26	68,418	74,001
2.625% 6/30/23	5,027	5,285
2.625% 12/31/23	26,184	27,795
3.125% 11/15/28	14,449	16,286
		2,419,733
Other Government Related - 1.9%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	58,911	58,958
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	9,005
		67,963
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,538,740)		2,604,305

U.S. Government Agency - Mortgage Securities - 6.1%
Fannie Mae - 0.5%
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (e)(f)	18	19
12 month U.S. LIBOR + 1.530% 1.91% 3/1/36 (e)(f)	74	78
12 month U.S. LIBOR + 1.550% 1.927% 2/1/44 (e)(f)	45	46
12 month U.S. LIBOR + 1.550% 2.253% 5/1/44 (e)(f)	51	53
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (e)(f)	20	21
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (e)(f)	78	82
12 month U.S. LIBOR + 1.560% 1.984% 2/1/44 (e)(f)	66	69
12 month U.S. LIBOR + 1.570% 1.951% 4/1/44 (e)(f)	164	171
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (e)(f)	5	5
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (e)(f)	60	63
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (e)(f)	43	45
12 month U.S. LIBOR + 1.670% 2.223% 11/1/36 (e)(f)	17	18
12 month U.S. LIBOR + 1.700% 2.284% 6/1/42 (e)(f)	41	43
12 month U.S. LIBOR + 1.730% 2.126% 3/1/40 (e)(f)	197	208
12 month U.S. LIBOR + 1.730% 2.408% 5/1/36 (e)(f)	26	27
12 month U.S. LIBOR + 1.750% 2.241% 7/1/35 (e)(f)	28	29
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (e)(f)	117	124
12 month U.S. LIBOR + 1.800% 2.702% 7/1/41 (e)(f)	34	36
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (e)(f)	97	102
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (e)(f)	23	24
12 month U.S. LIBOR + 1.810% 2.7% 7/1/41 (e)(f)	35	36
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (e)(f)	12	13
6 month U.S. LIBOR + 1.470% 1.725% 10/1/33 (e)(f)	26	27
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (e)(f)	14	14
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (e)(f)	35	36
6 month U.S. LIBOR + 1.530% 1.785% 3/1/35 (e)(f)	36	37
6 month U.S. LIBOR + 1.550% 1.8% 10/1/33 (e)(f)	12	13
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (e)(f)	22	23
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (e)(f)	14	14
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (e)(f)	31	33
3% 1/1/28 to 1/1/35	7,382	7,824
3.5% 7/1/32	4,033	4,313
4.5% 11/1/25	678	709
6% to 6% 1/1/34 to 6/1/36	1,887	2,218
6.5% 3/1/22 to 5/1/27	70	78
		16,651
Freddie Mac - 0.5%
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (e)(f)	250	264
12 month U.S. LIBOR + 1.880% 2.178% 4/1/41 (e)(f)	15	15
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (e)(f)	449	474
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (e)(f)	27	29
12 month U.S. LIBOR + 1.890% 2.536% 10/1/42 (e)(f)	110	116
12 month U.S. LIBOR + 1.910% 2.466% 5/1/41 (e)(f)	50	53
12 month U.S. LIBOR + 1.910% 2.64% 5/1/41 (e)(f)	42	45
12 month U.S. LIBOR + 1.910% 2.761% 6/1/41 (e)(f)	54	58
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (e)(f)	14	15
12 month U.S. LIBOR + 2.030% 2.567% 3/1/33 (e)(f)	3	3
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (e)(f)	153	162
6 month U.S. LIBOR + 2.680% 2.932% 10/1/35 (e)(f)	20	21
U.S. TREASURY 1 YEAR INDEX + 2.310% 2.41% 2/1/36 (e)(f)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.973% 7/1/35 (e)(f)	221	234
3% 4/1/33 to 11/1/33	15,742	16,673
3.5% 7/1/32	1,324	1,417
6% 1/1/24	118	123
		19,705
Ginnie Mae - 5.1%
6% 6/15/36	1,544	1,808
2% 3/20/51 to 4/20/51	6,426	6,544
2% 6/1/51 (g)	4,850	4,934
2% 6/1/51 (g)	1,950	1,984
2% 6/1/51 (g)	4,750	4,832
2% 6/1/51 (g)	3,700	3,764
2% 6/1/51 (g)	1,850	1,882
2% 6/1/51 (g)	1,400	1,424
2% 6/1/51 (g)	950	966
2% 6/1/51 (g)	300	305
2% 7/1/51 (g)	1,400	1,422
2% 7/1/51 (g)	950	965
2% 7/1/51 (g)	2,350	2,386
2% 7/1/51 (g)	5,650	5,738
2% 7/1/51 (g)	3,300	3,351
3% 6/1/51 (g)	6,950	7,251
3% 6/1/51 (g)	5,100	5,321
3% 6/1/51 (g)	8,550	8,920
3% 7/1/51 (g)	8,200	8,553
3% 7/1/51 (g)	8,175	8,526
3% 7/1/51 (g)	6,725	7,014
3% 7/1/51 (g)	4,950	5,163
3% 7/1/51 (g)	15,650	16,323
3.5% 6/1/51 (g)	30,150	31,713
3.5% 6/1/51 (g)	30,150	31,713
3.5% 7/1/51 (g)	2,550	2,683
4% 3/20/47 to 5/20/47	7,806	8,405
4.7% 2/20/62 (e)(h)	32	32
5.47% 8/20/59 (e)(h)	1	1
		183,923
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $218,204)		220,279

Collateralized Mortgage Obligations - 5.9%
U.S. Government Agency - 5.9%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.0716% 8/25/31 (e)(f)	31	32
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.6975% 11/18/31 (e)(f)	31	31
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.0916% 4/25/32 (e)(f)	13	13
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.0916% 11/25/32 (e)(f)	26	26
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0216% 6/25/36 (e)(f)	1,972	2,010
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	293	313
Series 2005-68 Class CZ, 5.5% 8/25/35	1,808	2,052
Series 2006-45 Class OP 6/25/36 (i)	267	242
Series 2010-118 Class PB, 4.5% 10/25/40	2,163	2,413
Series 2012-149:
Class DA, 1.75% 1/25/43	344	353
Class GA, 1.75% 6/25/42	371	382
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	130	135
Series 2004-91 Class Z, 5% 12/25/34	1,800	2,007
Series 2005-117 Class JN, 4.5% 1/25/36	109	119
Series 2005-14 Class ZB, 5% 3/25/35	566	631
Series 2006-72 Class CY, 6% 8/25/26	889	962
Series 2009-59 Class HB, 5% 8/25/39	769	870
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	691	36
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0116% 3/25/36 (e)(f)	1,350	1,386
Series 2012-27 Class EZ, 4.25% 3/25/42	2,972	3,191
Series 2016-26 Class CG, 3% 5/25/46	7,776	8,251
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7009% 2/15/32 (e)(f)	18	18
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 1.0009% 10/15/33 (e)(f)	933	952
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0009% 2/15/33 (e)(f)	535	546
planned amortization class:
Series 1141 Class G, 9% 9/15/21	0	0
Series 2682 Class LD, 4.5% 10/15/33	227	249
Series 3415 Class PC, 5% 12/15/37	183	204
Series 3857 Class ZP, 5% 5/15/41	2,871	3,344
Series 4135 Class AB, 1.75% 6/15/42	279	287
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,987	3,434
Series 2587 Class AD, 4.71% 3/15/33	812	901
Series 2877 Class ZD, 5% 10/15/34	2,306	2,571
Series 3007 Class EW, 5.5% 7/15/25	1,252	1,344
Series 3745 Class KV, 4.5% 12/15/26	3,203	3,242
Series 3871 Class KB, 5.5% 6/15/41	7,196	8,391
Series 3889 Class DZ, 4% 1/15/41	19,664	21,092
Series 3843 Class PZ, 5% 4/15/41	2,457	2,875
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	131	131
Series 4341 Class ML, 3.5% 11/15/31	3,278	3,499
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5793% 1/20/38 (e)(f)	92	93
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9593% 8/20/38 (e)(f)	682	697
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 0.9993% 9/20/38 (e)(f)	562	575
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7009% 11/16/39 (e)(f)	400	406
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6604% 9/20/61 (e)(f)(h)	3,860	3,883
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 10/20/61 (e)(f)(h)	2,230	2,245
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 11/20/61 (e)(f)(h)	2,106	2,125
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8104% 1/20/62 (e)(f)(h)	1,388	1,400
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 1/20/62 (e)(f)(h)	1,984	1,999
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7404% 3/20/62 (e)(f)(h)	1,283	1,292
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7604% 5/20/61 (e)(f)(h)	22	22
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.7104% 8/20/63 (e)(f)(h)	513	516
Class FD, 1 month U.S. LIBOR + 0.600% 0.7104% 8/20/63 (e)(f)(h)	1,030	1,035
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 0.7604% 12/20/63 (e)(f)(h)	21,860	22,019
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7104% 1/20/64 (e)(f)(h)	5,173	5,204
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4104% 3/20/65 (e)(f)(h)	53	53
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3904% 5/20/63 (e)(f)(h)	61	61
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3104% 4/20/63 (e)(f)(h)	39	39
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5104% 12/20/62 (e)(f)(h)	60	60
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3493% 10/20/47 (e)(f)	2,494	2,489
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3993% 5/20/48 (e)(f)	2,500	2,500
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3993% 6/20/48 (e)(f)	3,159	3,162
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5493% 9/20/49 (e)(f)	4,379	4,412
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5493% 8/20/49 (e)(f)	13,560	13,635
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	6,048	6,762
Series 2017-134 Class BA, 2.5% 11/20/46	400	417
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	6,923	7,203
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	61	62
Series 2013-H26 Class HA, 3.5% 9/20/63 (h)	1,589	1,604
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	1,780	1,833
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	2,505	2,542
Series 2017-139 Class BA, 3% 9/20/47	5,512	5,886
Series 2004-22 Class M1, 5.5% 4/20/34	572	747
Series 2010-169 Class Z, 4.5% 12/20/40	4,299	4,550
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	41	45
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5343% 4/20/39 (e)(k)	131	137
Class ST, 8.800% - 1 month U.S. LIBOR 8.6677% 8/20/39 (e)(k)	63	64
Series 2013-H07 Class JA, 1.75% 3/20/63 (h)	339	340
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(h)	433	440
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.57% 5/20/66 (e)(f)(h)	10,018	9,954
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.42% 8/20/66 (e)(f)(h)	9,092	9,007
Series 2090-118 Class XZ, 5% 12/20/39	12,600	14,411
		214,461
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $212,106)		214,461

Commercial Mortgage Securities - 3.4%
Freddie Mac:
floater:
Series 2021-F108 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.250% 0.26% 2/25/31 (e)(f)	20,000	20,018
Series 2021-F109 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.240% 0.25% 3/25/31 (e)(f)	17,000	17,012
Series 2021-F110 Class A/S, 1 month U.S. LIBOR + 0.240% 0.25% 3/25/31 (e)(f)	15,700	15,711
Series 2021-F111 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.240% 0.25% 3/25/31 (e)(f)	23,600	23,617
Series 2021-F112 Class A/S, UNITED STATES 30 DAY AVERAGE S + 0.250% 0.24% 4/25/31 (e)(f)	24,000	24,015
sequential payer:
Series 2021-K127 Class A2, 2.108% 1/25/31	3,000	3,119
Series 2021-K128 Class A2, 2.02% 3/25/31	5,800	5,984
Series K071 Class A2, 3.286% 11/25/27	10,100	11,316
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $120,639)		120,792

Foreign Government and Government Agency Obligations - 0.9%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	43
5.5% 4/26/24	4,828	5,538
Ukraine Government 1.471% 9/29/21	27,711	27,810
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,955)		33,391
	Shares	Value (000s)

Fixed-Income Funds - 15.2%
Fidelity Mortgage Backed Securities Central Fund (l)
(Cost $518,843)	4,986,046	550,509

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.03% (m)	34,483,393	34,490
Fidelity Securities Lending Cash Central Fund 0.03% (m)(n)	19,455,954	19,458
TOTAL MONEY MARKET FUNDS
(Cost $53,946)		53,948

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	$848
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	17,900	255
TOTAL PURCHASED SWAPTIONS
(Cost $1,010)			1,103
TOTAL INVESTMENT IN SECURITIES - 105.1%
(Cost $3,696,443)			3,798,788
NET OTHER ASSETS (LIABILITIES) - (5.1)%			(185,258)
NET ASSETS - 100%			$3,613,530

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 6/1/51	$(1,400)	$(1,424)
2% 6/1/51	(950)	(966)
2% 6/1/51	(2,350)	(2,391)
2% 6/1/51	(5,650)	(5,747)
2% 6/1/51	(3,300)	(3,357)
3% 6/1/51	(4,950)	(5,164)
3% 6/1/51	(15,650)	(16,328)
3% 7/1/51	(21,900)	(22,841)
3% 7/1/51	(21,800)	(22,737)
3.5% 6/1/51	(2,550)	(2,682)
TOTAL TBA SALE COMMITMENTS
(Proceeds $83,630)		$(83,637)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.5175% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	23,000	$(640)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	20,200	(1,156)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	11,100	(508)
Option on an interest rate swap with Morgan Stanley Capital Services to pay semi-annually a fixed rate of 2.3725% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	22,000	(685)

TOTAL PUT SWAPTIONS			(2,989)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.5175% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2026	4/1/26	23,000	(899)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	20,200	(262)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	11,100	(81)
Option on an interest rate swap with Morgan Stanley Capital Services to receive semi-annually a fixed rate of 2.3725% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2026	5/18/26	22,000	(773)

TOTAL CALL SWAPTIONS			(2,015)

TOTAL WRITTEN SWAPTIONS			$(5,004)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	697	Sept. 2021	$91,960	$251	$251
CBOT 2-Year U.S. Treasury Note Contracts (United States)	434	Sept. 2021	95,799	25	25
CBOT 5-Year U.S. Treasury Note Contracts (United States)	159	Sept. 2021	19,692	37	37
TOTAL FUTURES CONTRACTS					$313

The notional amount of futures purchased as a percentage of Net Assets is 5.7%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Sep. 2023	$57,013	$72	$0	$72
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2026	16,931	78	0	78
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Sep. 2031	647	4	0	4
1.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Sep. 2051	1,470	(13)	0	(13)

TOTAL INTEREST RATE SWAPS							$141	$0	$141

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,195,000.

 (b) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $489,000.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,308,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$48
Fidelity Mortgage Backed Securities Central Fund	25,132
Fidelity Securities Lending Cash Central Fund	80
Total	$25,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,092,994	$272,916	$790,840	$(610)	$(23,951)	$550,509	27.4%
Total	$1,092,994	$272,916	$790,840	$(610)	$(23,951)	$550,509

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.